Debt securities - Movements in unrealised gains and losses (Details) £ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£) $ / £	Dec. 31, 2016 GBP (£) $ / £	Dec. 31, 2015 $ / £
US dollars
Available-for-sale securities
Average rate | $ / £	1.29	1.35	1.53
Jackson (US insurance operations) | US dollars
Available-for-sale securities
Average rate | $ / £	1.29	1.35
Jackson (US insurance operations) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	£ 40,645
Available-for-sale debt securities at end of period	£ 35,293	£ 40,645
Jackson (US insurance operations) | Debt securities | US dollars
Available-for-sale securities
Average rate | $ / £	1.2889
Jackson (US insurance operations) | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	£ 39,969
Available-for-sale debt securities at end of period	34,088	39,969
Jackson (US insurance operations) | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	676
Foreign exchange translation reflected as part of movement in other comprehensive income	(88)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	617
Available-for-sale debt securities at end of period	1,205	676
Jackson (US insurance operations) | Assets fair valued at below book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	13,942
Available-for-sale debt securities at end of period	6,219	13,942
Jackson (US insurance operations) | Assets fair valued at below book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	14,617
Available-for-sale debt securities at end of period	6,325	14,617
Jackson (US insurance operations) | Assets fair valued at below book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	(675)
Foreign exchange translation reflected as part of movement in other comprehensive income	33
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	536
Available-for-sale debt securities at end of period	(106)	(675)
Jackson (US insurance operations) | Assets fair valued at or above book value | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	26,703
Available-for-sale debt securities at end of period	29,074	26,703
Jackson (US insurance operations) | Assets fair valued at or above book value | Cost/Gross amount | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	25,352
Available-for-sale debt securities at end of period	27,763	25,352
Jackson (US insurance operations) | Assets fair valued at or above book value | Unrealised gain (loss) | Debt securities
Available-for-sale securities
Available-for-sale debt securities at beginning of period	1,351
Foreign exchange translation reflected as part of movement in other comprehensive income	(121)
Changes in unrealised appreciation reflected as part of movement in other comprehensive income	81
Available-for-sale debt securities at end of period	£ 1,311	£ 1,351